Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
     Accounting Standards Codification 820, Fair Value Measurements and Disclosures ("ASC 820"), defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. ASC 820 also specifies a fair value hierarchy based upon the observability of inputs used in valuation techniques. Observable inputs (highest level) reflect market data obtained from independent sources, while unobservable inputs (lowest level) reflect internally developed assumptions about the assumptions a market participant would use.
In accordance with ASC 820, fair value measurements are classified under the following hierarchy:
Level 1    Quoted prices for identical instruments in active markets.
Level 2    Quoted prices for similar instruments; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs or significant value-drivers are observable.
Level 3    Model-derived valuations in which one or more inputs or value-drivers are both significant to the fair value measurement and unobservable.
    If applicable, the Plan and Master Trust use quoted market prices in active markets to determine fair value, and therefore classifies such measurements within Level 1. Where market prices are not available, the Plan and Master Trust make use of observable market based inputs to calculate fair value, in which case the measurements are classified within Level 2. If quoted or observable market prices are not available, fair value is based upon internally developed models that use, where possible, current market-based parameters. These measurements are classified within Level 3 if they use significant unobservable inputs.
    A description of the valuation methodologies used for assets measured at fair value is as follows:
•Mutual funds - Valued at the daily closing price as reported by the fund. Mutual funds held by the Plan and Master Trust are open-end mutual funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily net asset value ("NAV") and to transact at that price. The mutual funds held by the Plan and Master Trust are deemed to be actively traded.
•Common stock - Valued at the closing price reported on the active market on which the individual securities are traded.
•Common/collective trusts - Valued at the NAV of units of the common/collective trusts. The NAV, as provided by the trustees, is used as a practical expedient to estimate fair value. The NAV is based on the fair value of the underlying investments held by each fund less its liabilities. This practical expedient is not used when it is determined to be probable that the fund will sell the investment for an amount different than the reported NAV. Participant transactions (purchases and sales) may occur daily. Were the Plan to initiate a full redemption of the Galliard Stable Return Fund N, the investment advisor reserves the right to temporarily delay withdrawal from the trust in order to ensure that securities liquidations will be carried out in an orderly business manner. A full redemption of the Plan and Master Trust's interest in the Galliard Stable Return Fund N requires a 12-month notice period. The common/collective trusts held by the Plan and Master Trust file annual returns on Form 5500 as direct filing entities.
    The methods described above may produce fair value calculations that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan and Master Trust believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
    There have been no changes to the methodologies used at December 31, 2025 or 2024.
    The following table sets forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Mutual funds	$82,756,484	$—	$—	$82,756,484
Zurn Elkay Water Solutions common stock	21,818,826	—	—	21,818,826
Total assets in the fair value hierarchy	$104,575,310	$—	$—	104,575,310
Common/collective trusts (a)				16,267,888
Total assets at fair value				$120,843,198
    The following table sets forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Mutual funds	$74,494,184	$—	$—	$74,494,184
Common/collective trusts (a)				14,888,922
Total assets at fair value				$89,383,106
(a)    Certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statements of net assets available for benefits.
The following table sets forth by level, within the fair value hierarchy, the Master Trust’s assets at fair value as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Mutual funds	$294,121,714	$—	$—	$294,121,714
    The following table sets forth by level, within the fair value hierarchy, the Master Trust’s assets at fair value as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Mutual funds	$268,240,659	$—	$—	$268,240,659
Zurn Elkay Water Solutions common stock	15,859,699	—	—	15,859,699
Total assets in the fair value hierarchy	$284,100,358	$—	$—	284,100,358
Common/collective trusts (a)				5,077,121
Total assets at fair value				$289,177,479
(a)    Certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in Note 3, Investments in Zurn Elkay 401(k) Master Trust.